Fixed Assets (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 91,021	$ 0	$ 7,759	$ 0